Asset Retirement Obligation (Tables)	12 Months Ended
Dec. 31, 2015
Asset Retirement Obligation [Abstract]
Asset retirement obligations

In 2015 and 2014, U.S. Cellular and TDS Telecom performed a review of the assumptions and estimated costs related to asset retirement obligations.  The results of the reviews (identified as “Revisions in estimated cash outflows”) and other changes in asset retirement obligations during 2015 and 2014 were as follows:

	2015	2014
(Dollars in thousands)
Balance at beginning of year	$239,032	$275,238
Additional liabilities accrued	1,661	4,907
Revisions in estimated cash outflows	(3,669)	(992)
Disposition of assets	(9,684)	(46,242)
Accretion expense	15,735	17,506
Transferred to Liabilities held for sale	–	(11,385)
Balance at end of year¹	$243,075	$239,032

[1]	The total amount of asset retirement obligations related to the Divestiture Transaction and Airadigm Transaction included in Other current liabilities was $9.1 million as of December 31, 2014.